Access Flex High Yield ProFund Expense Example - Access Flex High Yield ProFund	Jul. 31, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 178
Expense Example, with Redemption, 3 Years	551
Expense Example, with Redemption, 5 Years	949
Expense Example, with Redemption, 10 Years	2,062
Service
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	278
Expense Example, with Redemption, 3 Years	853
Expense Example, with Redemption, 5 Years	1,454
Expense Example, with Redemption, 10 Years	$ 3,080